Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 07, 2021	Nov. 03, 2020
Debt Instrument, Unamortized Discount		$ 0	$ 7,406
Preferred Stock, Shares Authorized		1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding	164,596,688	161,595,511	147,477,358
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized		10,000	10,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding		10,000	10,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized			200,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Preferred Stock, Shares Outstanding		21,000
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized			200,000	200,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Preferred Stock, Shares Outstanding		0